SCHEDULE OF CONSOLIDATED NET SALES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 4,188,152	$ 9,873,300	$ 9,491,770	$ 21,084,827	$ 34,424,314	$ 64,811,151
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total					29,803,258	60,961,369
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total					2,446,330	3,214,633
KOREA, REPUBLIC OF
Revenues from External Customers and Long-Lived Assets [Line Items]
Total					1,706,367
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total					$ 468,359	$ 635,149